SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Lives for Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	2.5-4
Mainly %	4
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	10-20
Mainly %	15
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	15
Mainly %	15
Computers, software, equipment and office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	6-33
Mainly %	33
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	- [1]
Mainly %	10

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.